Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from/(used in) operating activities
Receipts from customers	$ 5,745,162	$ 121,190	$ 9,864
Payments to suppliers and employees	(13,802,170)	(7,747,186)	(6,758,484)
R&D tax incentive and other grants received	2,397,552	1,330,067	1,036,522
Net cash flows (used in) operating activities	(5,659,456)	(6,295,929)	(5,712,098)
Cash flows from/(used in) investing activities
Proceeds from the sale of plant and equipment			37,000
Proceeds from sale of financial assets at fair value through other comprehensive income			43,380
Purchases of plant and equipment	(63,926)	(748,706)	(38,100)
Purchases of intangible assets	(32,868)
Interest received	36,256		22,507
Acquisition of EasyDNA	(3,400,625)
Net cash flows (used in)/from investing activities	(3,461,163)	(748,706)	64,787
Cash flows from/(used in) financing activities
Proceeds from the issue of shares		15,897,629	21,793,678
Equity transaction costs	(10,474)	(1,956,691)	(3,215,174)
Proceeds from borrowings			52,252
Principal elements of lease payments	(268,590)	(236,893)	(183,907)
Interest paid		(14,049)	(86,503)
Net cash flows (used in)/from financing activities	(279,064)	13,689,996	18,360,346
Net (decrease)/ increase in cash and cash equivalents	(9,399,683)	6,645,361	12,713,035
Cash and cash equivalents at beginning of year	20,902,282	14,214,160	2,131,741
Net foreign exchange difference	228,726	42,761	(630,616)
Cash and cash equivalents at end of year	$ 11,731,325	$ 20,902,282	$ 14,214,160